Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of inventory
	September 30, 2018	December 31, 2017
Raw materials	$736	$7,269
Finished goods	8,287	3,224
Inventory	$9,023	$10,493

	December 31, 2017	December 31, 2016
Raw materials	$7,269	$186
Finished goods	3,224	10,765
Inventory	$10,493	$10,951